Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2016	Nov. 21, 2016
Document And Entity Information
Entity Registrant Name	Danyang Special Cable Factory Inc.
Entity Central Index Key	0001650203
Document Type	10-Q
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		20,000,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2016